Financial risk management and derivative financial instruments - Additional Information (Detail) € in Millions, Euro in Millions, $ in Millions		12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€) Euro	Dec. 31, 2020 USD ($) Euro
Disclosure of financial risk management [line items]
Change in value of hedged item used as basis for recognising hedge ineffectiveness		$ 0	$ 1
Exchange element of currency swaps							$ 67		$ (13)
Minimum liquidity covenant value					$ 400		$ 400		$ 400
Interest expense on borrowings		109	102	$ 78
Cash flow leverage ratio						2.98	2.98	7.69	7.69
Ratio between the hedged item and the hedging instrument						1	1
Currency swaps [member]
Disclosure of financial risk management [line items]
Other fair value elements of currency swaps							$ 5		$ (30)
Exchange element of currency swaps							$ (67)		$ 13
Currency swaps [member] | Carrying Amounts [Member]
Disclosure of financial risk management [line items]
Gain (loss) on carrying amount		62	$ 17
Senior Unsecured Long-term Credit [Member]
Disclosure of financial risk management [line items]
Interest expense on borrowings		$ 35
EUR500m 2.125% bonds 2027 [member]
Disclosure of financial risk management [line items]
Swaps held by Group | €						€ 500		€ 500
Currency swaps transaction percentage						2.125%	2.125%	2.125%	2.125%
Syndicated and Bilateral Facilities [Member] | Maximum [member]
Disclosure of financial risk management [line items]
Borrowings, interest rate basis	2.75
Syndicated and Bilateral Facilities [Member] | Minimum [member]
Disclosure of financial risk management [line items]
Borrowings, interest rate basis	0.90
EUR500m 1.625% bonds 2024 [member]
Disclosure of financial risk management [line items]
Swaps held by Group | €						€ 500		€ 500
Currency swaps transaction percentage						1.625%	1.625%	1.625%	1.625%
Currency risk [member] | Net investment hedges [member] | Forward contract [member]
Disclosure of financial risk management [line items]
Currency swaps borrowings | Euro								0	0
Interest rate risk [member]
Disclosure of financial risk management [line items]
Interest rate on deposits						1.00%	1.00%
Interest rate risk [member] | Fixed interest rate [member]
Disclosure of financial risk management [line items]
Description of fixed Interest rate borrowings		The Group’s policy requires a minimum of 50% fixed rate debt over the next 12 months.
Fixed Interest rate borrowings						100.00%	100.00%	100.00%	100.00%
Liquidity risk [member]
Disclosure of financial risk management [line items]
Funds held in foreign countries where repatriation is restricted							$ 77		$ 44
Number of financial covenants		two